LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Aerospace & Defense - 2.3%
Honeywell International, Inc.	50,000	$10,853,500

Banks - 5.0%
Bank of America Corp.	160,000	6,190,400
Comerica, Inc.	100,000	7,174,000
Cullen/Frost Bankers, Inc.	65,000	7,069,400
Glacier Bancorp, Inc.	60,000	3,424,800
		23,858,600
Beverages - 3.1%
The Coca-Cola Co.	95,000	5,007,450
Keurig Dr Pepper, Inc.	100,000	3,437,000
PepsiCo, Inc.	45,000	6,365,250
		14,809,700
Biotechnology - 1.5%
Amgen, Inc.	28,000	6,966,680

Chemicals - 7.5%
Air Products & Chemicals, Inc.	30,200	8,496,468
DuPont de Nemours, Inc.	95,000	7,341,600
Ecolab, Inc.	45,000	9,633,150
FMC Corp.	90,000	9,954,900
		35,426,118
Commercial Services & Supplies - 3.4%
Cintas Corp.	16,000	5,460,960
Waste Connections, Inc. (b)	97,500	10,528,050
		15,989,010
Computers & Peripherals - 2.6%
Apple, Inc.	100,000	12,215,000

Construction Materials - 1.3%
Martin Marietta Materials, Inc.	18,000	6,044,760

Diversified Financials - 2.2%
JPMorgan Chase & Co.	68,000	10,351,640

Electrical Equipment & Instruments - 4.5%
Franklin Electric Co., Inc.	85,000	6,709,900
Rockwell Automation, Inc.	25,000	6,636,000
Roper Technologies, Inc.	20,000	8,066,800
		21,412,700
Electronic Equipment & Instruments - 2.9%
National Instruments Corp.	55,000	2,375,175
Trimble, Inc. (a)	150,000	11,668,500
		14,043,675
Food Products - 0.7%
Mondelez International, Inc. - Class A	54,000	3,160,620

Health Care Equipment & Supplies - 5.8%
Alcon, Inc. (a)(b)	60,000	4,210,800
Danaher Corp.	45,000	10,128,600
Stryker Corp.	20,000	4,871,600
Thermo Fisher Scientific, Inc.	18,000	8,214,840
		27,425,840
Household Durables - 0.9%
Newell Brands, Inc.	158,000	4,231,240

Household Products - 2.3%
Kimberly-Clark Corp.	50,000	6,952,500
The Procter & Gamble Co.	30,000	4,062,900
		11,015,400
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	5,000	15,470,400

IT Consulting & Services - 3.1%
PayPal Holdings, Inc. (a)	60,000	14,570,400

Machinery - 8.2%
Generac Holdings, Inc. (a)	35,000	11,460,750
IDEX Corp.	20,000	4,186,400
The Toro Co.	74,000	7,632,360
Valmont Industries, Inc.	40,000	9,506,800
Xylem, Inc.	60,000	6,310,800
		39,097,110
Media & Entertainment - 3.9%
Alphabet, Inc. - Class A (a)	5,500	11,343,860
Facebook, Inc. - Class A (a)	25,000	7,363,250
		18,707,110
Metals & Mining - 1.6%
Newmont Goldcorp Corp.	130,000	7,835,100

Oil & Gas & Consumable Fuels - 3.2%
Cabot Oil & Gas Corp.	350,000	6,573,000
Chevron Corp.	31,500	3,300,885
ConocoPhillips	100,000	5,297,000
		15,170,885
Personal Products - 1.5%
The Estee Lauder Cos., Inc. - Class A	25,000	7,271,250

Pharmaceuticals - 4.1%
Merck & Co., Inc.	80,000	6,167,200
Pfizer, Inc.	130,000	4,709,900
Zoetis, Inc.	53,500	8,425,180
		19,302,280
Road & Rail - 1.1%
Union Pacific Corp.	24,000	5,289,840

Semiconductor & Semiconductor Equipment - 1.3%
Intel Corp.	100,000	6,400,000

Software - 10.0%
Adobe, Inc. (a)	28,000	13,310,360
Microsoft Corp.	80,000	18,861,600
OneSpan Inc. (a)	150,000	3,675,000
Oracle Corp.	120,000	8,420,400
Sprout Social, Inc. - Class A (a)	55,000	3,176,800
		47,444,160
Software & Services - 1.9%
Akamai Technologies, Inc. (a)	90,000	9,171,000

Specialty Retail - 1.9%
The Home Depot, Inc.	30,000	9,157,500

Textiles, Apparel & Luxury Goods - 1.7%
VF Corp.	100,000	7,992,000

TOTAL COMMON STOCKS
(Cost $199,793,810)		440,683,518

	Principal
U.S. GOVERNMENT ISSUE - 0.9%	Amount
U.S. Treasury Note - 0.9%
2.125%, 05/31/2021	$4,300,000	4,314,633

TOTAL U.S. GOVERNMENT ISSUE
(Cost $4,312,723)		4,314,633

SHORT-TERM INVESTMENTS - 6.3%	Shares
Money Market Funds - 6.3%
Fidelity Investments Money Market Government Portfolio - Class I, 0.01% (c)	1,522,286	1,522,286
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (c)	14,185,757	14,185,757
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.03% (c)	14,185,757	14,185,757
		29,893,800
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,893,800)		29,893,800

Total Investments - 100.0%		474,891,951
(Cost $234,000,333)
Liabilities in Excess of Other Assets - (0.0)%		(209,801)
TOTAL NET ASSETS - 100.0%		$474,682,150

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$440,683,518	$–	$–	$440,683,518
U.S. Government Issue	–	4,314,633	–	4,314,633
Short-Term Investments	29,893,800	–	–	29,893,800
Total Investments	$470,577,318	$4,314,633	$–	$474,891,951